Revenue Recognition - Schedule of Net Sales by Product Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 6,827.3	$ 6,127.5	$ 6,960.6
Knees [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	2,647.9	2,378.3	2,780.6
Hips [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	1,856.1	1,750.5	1,931.5
S.E.T [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	1,727.8	1,525.6	1,652.5
Other [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 595.5	$ 473.1	$ 596.0